Quarterly Holdings Report
for
Fidelity Advisor® Global Real Estate Fund
April 30, 2025
AGRE-NPRT3-0625
1.9879814.108
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 6.6%
Real Estate - 6.6%
Industrial REITs - 1.4%
Goodman Group unit	3,804	72,823
Retail REITs - 3.0%
Charter Hall Retail REIT	30,603	73,098
Scentre Group unit	38,544	89,297
		162,395
Specialized REITs - 2.2%
Arena REIT unit	26,870	63,989
National Storage REIT unit	37,641	55,348
		119,337
TOTAL AUSTRALIA		354,555
BELGIUM - 1.0%
Real Estate - 1.0%
Residential REITs - 1.0%
Xior Student Housing NV (a)	1,545	49,970
Xior Student Housing NV rights (b)(c)	1,675	2,365
Xior Student Housing NV rights (b)	1,518	858
Xior Student Housing NV rights (b)	1,190	703

TOTAL BELGIUM		53,896
CANADA - 2.9%
Real Estate - 2.9%
Industrial REITs - 1.0%
Dream Industrial Real Estate Investment Trust	7,191	55,291
Residential REITs - 1.9%
Boardwalk Real Estate Investment Trust	2,157	101,717
TOTAL CANADA		157,008
FRANCE - 2.2%
Real Estate - 2.2%
Diversified REITs - 1.5%
Covivio SA/France	1,454	81,205
Retail REITs - 0.7%
Unibail-Rodamco-Westfield unit	465	39,255
TOTAL FRANCE		120,460
GERMANY - 1.4%
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
LEG Immobilien SE	443	37,413
Vonovia SE	1,210	40,136

TOTAL GERMANY		77,549
HONG KONG - 1.4%
Real Estate - 1.4%
Real Estate Management & Development - 0.3%
Hongkong Land Holdings Ltd (Singapore)	3,664	17,932
Retail REITs - 1.1%
Link REIT	12,700	59,524
TOTAL HONG KONG		77,456
JAPAN - 9.3%
Real Estate - 9.3%
Industrial REITs - 3.2%
GLP J-REIT	33	28,435
LaSalle Logiport REIT	84	79,958
Mitsui Fudosan Logistics Park Inc	90	64,142
		172,535
Real Estate Management & Development - 5.2%
Katitas Co Ltd	2,236	32,309
Mitsubishi Estate Co Ltd	6,132	107,715
Mitsui Fudosan Co Ltd	11,124	110,246
Nomura Real Estate Holdings Inc	4,392	26,015
		276,285
Residential REITs - 0.9%
Advance Residence Investment Corp	50	51,510
TOTAL JAPAN		500,330
NETHERLANDS - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CTP NV (a)(d)	787	14,729
CTP NV rights (b)(c)	787	267

TOTAL NETHERLANDS		14,996
SINGAPORE - 2.9%
Real Estate - 2.9%
Diversified REITs - 0.4%
Mapletree Pan Asia Commercial Trust	20,613	19,304
Real Estate Management & Development - 0.5%
UOL Group Ltd	6,138	27,153
Retail REITs - 2.0%
CapitaLand Integrated Commercial Trust	65,051	107,055
TOTAL SINGAPORE		153,512
SPAIN - 1.1%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Neinor Homes SA (a)(d)	1,194	20,722
Real Estate - 0.7%
Diversified REITs - 0.7%
Merlin Properties Socimi SA	3,288	37,099
TOTAL SPAIN		57,821
SWEDEN - 2.0%
Real Estate - 2.0%
Real Estate Management & Development - 2.0%
Catena AB	1,836	86,202
Swedish Logistic Property AB B Shares (b)	5,092	20,809

TOTAL SWEDEN		107,011
UNITED KINGDOM - 7.1%
Real Estate - 7.1%
Diversified REITs - 1.1%
British Land Co PLC/The	4,800	25,165
LondonMetric Property PLC	13,511	34,626
		59,791
Industrial REITs - 0.7%
Segro PLC	4,372	39,656
Office REITs - 0.4%
Helical PLC	8,145	23,446
Real Estate Management & Development - 2.8%
Grainger PLC	50,508	144,721
Residential REITs - 0.9%
UNITE Group PLC/The	4,330	49,656
Retail REITs - 1.2%
Shaftesbury Capital PLC	35,093	63,512
TOTAL UNITED KINGDOM		380,782
UNITED STATES - 60.8%
Real Estate - 60.8%
Health Care REITs - 9.1%
Ventas Inc	2,564	179,684
Welltower Inc	2,017	307,774
		487,458
Industrial REITs - 10.7%
Americold Realty Trust Inc	3,902	75,465
Prologis Inc	3,846	393,061
STAG Industrial Inc Class A	1,926	63,616
Terreno Realty Corp	718	40,445
		572,587
Residential REITs - 14.1%
American Homes 4 Rent Class A	2,856	106,786
Camden Property Trust	506	57,583
Elme Communities	786	12,237
Equity LifeStyle Properties Inc	283	18,333
Equity Residential	1,975	138,764
Flagship Communities REIT Class A	5,328	88,711
Invitation Homes Inc	2,252	76,996
Mid-America Apartment Communities Inc	215	34,325
Sun Communities Inc	609	75,778
UDR Inc	3,525	147,627
		757,140
Retail REITs - 10.3%
Acadia Realty Trust	635	12,129
Curbline Properties Corp	514	11,765
FrontView REIT Inc	750	9,329
InvenTrust Properties Corp	420	11,701
Kimco Realty Corp	7,566	151,169
Macerich Co/The	2,130	31,226
NNN REIT Inc	3,538	145,447
Phillips Edison & Co Inc	935	32,445
Regency Centers Corp	687	49,588
SITE Centers Corp	995	11,781
Tanger Inc	836	26,342
Urban Edge Properties	3,196	57,752
		550,674
Specialized REITs - 16.6%
CubeSmart	1,040	42,297
Digital Realty Trust Inc	1,012	162,466
Equinix Inc	392	337,415
Extra Space Storage Inc	241	35,311
Four Corners Property Trust Inc	1,215	33,959
Iron Mountain Inc	1,103	98,906
Public Storage Operating Co	568	170,644
		880,998
TOTAL UNITED STATES		3,248,857
TOTAL COMMON STOCKS (Cost $4,532,774)		5,304,233

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $62,860)	4.33	62,848	62,860

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $4,595,634)	5,367,093
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(11,523)
NET ASSETS - 100.0%	5,355,570

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $85,421 or 1.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,451 or 0.7% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,600	667,904	639,644	1,205	-	-	62,860	62,848	0.0%
Total	34,600	667,904	639,644	1,205	-	-	62,860

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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